Borrowings - Concerning of Other Borrowings (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Other borrowings	$ 12,385	$ 13,465
Fixed Rate Borrowing [Member]
Debt Instrument [Line Items]
Maturity date Range, From	Dec. 20, 2017
Maturity date Range, To	Dec. 21, 2017
Weighted Average Interest Rate	3.61%
Other borrowings	$ 10,000	10,000
Fixed Rate Borrowing [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated Interest Rate Range	3.48%
Fixed Rate Borrowing [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated Interest Rate Range	3.73%
Fixed Rate Amortizing Borrowing [Member]
Debt Instrument [Line Items]
Maturity date Range, From	Apr. 01, 2024
Maturity date Range, To	Apr. 01, 2024
Weighted Average Interest Rate	1.36%
Other borrowings	$ 2,385	$ 3,465
Fixed Rate Amortizing Borrowing [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated Interest Rate Range	1.16%
Fixed Rate Amortizing Borrowing [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated Interest Rate Range	6.80%